Derivative Liabilities (Details Narrative) (USD $)	3 Months Ended	6 Months Ended		12 Months Ended			213 Months Ended	219 Months Ended
	Jan. 31, 2013	Jan. 31, 2014	Jan. 31, 2013	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2013	Jan. 31, 2014
Recognition of loss due to derivative liability	$ (4,142,004)	$ (230,557)	$ (3,783,290)	$ (3,140,259)	$ (1,081,440)	$ 2,220,916	$ (3,856,236)	$ (4,086,793) [1]
Additional investment rights					841,333
Issuing Additional Warrants
Derivative warrants weighted average remaining life		3 years 2 months 12 days		3 years 5 months 15 days
Recognition of loss due to derivative liability		230,557	(3,783,290)	3,148,782	1,081,440
Additional investment rights		237,566	126,195
Fair Value of Warrants
Fair value of derivative liability		5,259,929		5,234,293	4,081,627		5,234,293	5,259,929
Additional investment rights				1,256,160
Recognition of Gain
Additional investment rights		$ 892,399		$ 8,523

[1]	Includes $5,981,403 as adjustment related to the adoption of FASB ASC Topic 815 in "Cumulative from November 2, 1995